Employee Benefits - Additional Information (Detail) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Postemployment Benefits [Abstract]
Employee benefit expenses	¥ 5,411	¥ 5,204	¥ 14,152	¥ 9,294	¥ 5,120